Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 1,282,995	$ 1,052,397
Prepaid expenses and other assets	919,088	670,582
Total current assets	2,360,902	1,722,979
Property and equipment, net	296,442	458,651
Right-of-use assets - operating leases	228,490	469,862
Deferred transaction costs		2,582,870
Other assets	575,841	271,141
Total assets	3,461,675	5,505,503
Current liabilities:
Accounts payable	5,200,245	3,418,378
Accrued expenses and other liabilities	1,712,396	1,096,450
Operating lease liabilities	229,063	252,714
Notes payable	1,651,000
Convertible promissory notes		80,712,000
Total current liabilities	9,042,704	85,479,542
Convertible promissory notes		14,220,000
Loan agreement	1,000,000
Operating lease liabilities	5,796	234,858
Derivative warrant liabilities	87,180
Total liabilities	10,135,680	99,934,400
Stockholders’ deficit
Common stock, $0.0001 par value; 800,000,000 shares authorized; 177,991,365 and 119,999,989 shares issued and outstanding at December 31, 2024 and December 31, 2023	17,800	12,000
Additional paid-in capital	97,893,322	5,216,840
Accumulated deficit	(113,385,117)	(99,657,737)
Total stockholders’ deficit	(6,674,005)	(94,428,897)
Total liabilities and stockholders’ deficit	3,461,675	5,505,503
Series A Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock, value	2,799,990
Series C Preferred Stock [Member]
Stockholders’ deficit
Preferred Stock, value	6,000,000
Related Party [Member]
Current assets:
Due from related party	158,819
Current liabilities:
Due to related party	$ 250,000